Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party [Member]
Operating Lease [Line Items]
Lease, Cost	$ 400	$ 400
Athena Technology Solutions Holdings, LLC [Member]
Operating Lease [Line Items]
Lessee, Operating Lease, Liability, to be Paid			$ 8,879
Lease, Cost			4,284	$ 4,008
Operating Lease, Lease Income			58	299
Variable Lease, Income			26	183
Lessor Receivable Balance Due			62	0
Athena Technology Solutions Holdings, LLC [Member] | Related Party [Member]
Operating Lease [Line Items]
Lessee, Operating Lease, Liability, to be Paid			1,629	2,066
Lease, Cost			$ 1,627	$ 2,100